Liquidity and Going Concern Assessment	12 Months Ended
Dec. 31, 2022
Liquidity and Going Concern Assessment
Liquidity and Going Concern Assessment

Note 2. Liquidity and Going Concern Assessment

The Company has considered whether conditions and events exist that, when considered in aggregate, raise significant doubt about the Company’s ability to continue as a going concern for at least a year from the date of the financial statements. The Company has a history of incurring operating losses and negative cash flows from operations. The Company anticipates incurring additional losses until such time, if ever, it can complete its research and development (“R&D”) activities and obtain an out-licensing partnership for its product candidates and generate revenues from such product candidates.

The Company monitors its funding situation closely to ensure that it has access to sufficient liquidity to meet its forecasted cash requirements. Analyses are run to reflect different scenarios including, but not limited to, cash runway, human capital resources and pipeline priorities to identify liquidity risk. This enables Management and the Board of Directors to prepare for new financing transaction and/ or adjust the cost base accordingly. In March 2023 the Company adjusted the organization and reprioritized development programs to focus the operations and to save costs. The Company, with its current strategic plans, anticipates that with the current cash position and the forecast cash requirements per the 2023 updated Annual Budget, it will require additional financing to fund its operations and to continue development of its product candidates by December 2023.

The Company plans to finance cash needs through equity offerings, or other capital sources, including potential collaborations or licenses and adjust spending on new and ongoing development and corporate activities, as needed.

Due to the continuing operating losses, expected negative cash flows and the need for additional funding to finance future operations, the Company concluded that there is significant doubt about its ability to continue as a going concern through one year from the balance sheet date. The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. Accordingly, the consolidated financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and discharge of its liabilities and commitments in the normal course of business.

The matters that raise significant doubt about the Company’s ability to continue as a going concern also raise substantial doubt as contemplated by the Public Company Accounting Oversight Board (PCAOB) standards.

The Company may be unable to raise additional funds or enter into such other arrangements when needed on favorable terms or at all. To the extent that the Company raises additional capital through the sale of equity or convertible debt securities, the ownership interest of current shareholders could be diluted, and the terms of these securities may include liquidation or other preferences that adversely affect the rights of the current shareholders. Debt financing and equity financing, if available, may involve agreements that include covenants limiting or restricting its ability to take specific actions, such as incurring additional debt, making capital expenditures or declaring dividends. If the Company raises funds through collaborations, licenses and other similar arrangements with third parties, it may have to relinquish valuable rights to its technologies, future revenue streams, research programs or product candidates or grant licenses on terms that may not be favorable and/or may reduce the value of our ordinary shares. Failure to raise capital or enter into such other arrangements when needed could have a negative impact on the Company’s financial condition and its ability to pursue its business plans and strategies. If the Company is unable to raise additional capital when needed, it could be forced to delay, limit, reduce or terminate its product candidate development or grant rights to develop and market its product candidates.

On June 7, 2022 the Company entered into a Purchase Agreement (the “Purchase Agreement”) with an unrelated third party, Lincoln Park Capital Fund, LLC (“Lincoln Park”), to sell up to $40.0 million of its ordinary shares represented by American Depository Shares (“ADSs”) over a 36 month period. the Company is not obligated to sell any ordinary shares represented by ADSs pursuant to the Purchase Agreement and will control the timing and amount of any such sales, but in no event will Lincoln Park be required to purchase more than $1.5 million in ordinary shares represented by ADSs in any single regular purchase. Upon execution and delivery of the Purchase Agreement, the Company issued 428,572 ordinary shares represented by ADSs as consideration for a commitment fee of $1.2 million for Lincoln Park’s commitment to purchase its ordinary shares represented by ADSs under the Purchase Agreement. As of December 31, 2022, the Company had not issued and sold any additional ordinary shares represented by ADSs to Lincoln Park under the Purchase Agreement.

On October 3, 2022 the Company entered into an At-The-Market Issuance Sales Agreement with JonesTrading Institutional Services LLC (“JonesTrading”) to sell up to $14.4 million of its ordinary shares represented by ADSs. The Company agreed to pay JonesTrading commission equal to 3% of the gross proceeds of the sales price of all ADSs sold through them as sales agent under the Sales Agreement. The offering of the Company’s ADSs pursuant to the Sales Agreement will terminate on the earliest of (1) the sale of all of the ordinary shares subject to the Sales Agreement, or (2) termination of the Sales Agreement by the Company or JonesTrading. The Company and JonesTrading may terminate the sales agreement at any time upon ten days prior notice. JonesTrading may terminate the Sales Agreement at any time in certain circumstances, including the occurrence of a material adverse change that, in their judgment, may make it impracticable or inadvisable to market or sell the Company’s ADSs or a suspension or limitation of trading the Company’s ADSs on The NASDAQ Capital Market.